Other reserves	12 Months Ended
Mar. 31, 2026
Other reserves.
Other reserves

15.         Other reserves

The total share-based payments reserve at March 31, 2026 was approximately €48m (2025: €38m; 2024: €34m). The total cash flow hedge reserve amounted to positive €1.83bn at March 31, 2026 (2025: negative €21m; 2024: positive €266m). Further details of the Group’s derivatives are set out in Note 11 of the consolidated financial statements.